Company-Owned Life Insurance	12 Months Ended
Feb. 24, 2023
Company-Owned Life Insurance [Abstract]
Company-Owned Life Insurance	COMPANY-OWNED LIFE INSURANCE
Our investments in company-owned life insurance (“COLI”) policies are recorded at their net cash surrender value.
Our investments in COLI are intended to be utilized as a long-term funding source for post-retirement medical benefits, deferred compensation and defined benefit pension plan obligations. The designation of our COLI investments as funding sources for our long-term benefit plan obligations does not result in these investments representing a committed funding source for these obligations. We can designate any portion of them to another purpose at any time.
The net returns in cash surrender value, normal insurance expenses and any maturity benefits related to our investments in COLI policies ("COLI income") are recorded in Operating expenses in the Consolidated Statements of Income. COLI income is intended to offset the expense associated with long-term benefit plan obligations which are also recorded in Operating expenses in the Consolidated Statements of Income. COLI income totaled $0.8, $6.2 and $12.3 in 2023, 2022 and 2021, respectively.
The balances of our COLI investments as of February 24, 2023 and February 25, 2022 were as follows:

Type	Ability to Choose Investments	Net Return	Target Asset Allocation as of February 24, 2023	Net Cash Surrender Value
				February 24, 2023	February 25, 2022
Whole life COLI policies	No ability	A rate of return set periodically by the insurance companies	Not applicable	$103.0	$108.6
Variable life COLI policies	Can allocate across a set of choices provided by the insurance companies	Fluctuates depending on performance of underlying investments	65% fixed income; 35% equity	54.3	59.4
				$157.3	$168.0